Mezzanine Equity, Series F Preferred Shares (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Mezzanine Equity [Abstract]
Shares redeemed (in shares)	2,191,121
Carrying value at maximum redemption amount	$ 60,058	$ 86,351
Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Shares issued (in shares)	0
Shares redeemed (in shares)	2,191,121
Shares redeemed	$ 26,293
Carrying value at maximum redemption amount	$ 43,916